Notes Payable and Line of Credit (Details 1) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 26, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Notes payable [RollForward]
Proceeds from convertible notes	$ 78,750
Proceeds from notes payable		$ 874,014	$ 1,143,452	$ 1,926,950	$ 1,712,300
Repayments of notes payable		(6,212)	(30,143)	(96,274)	(2,713)
Amortization of debt discount		420,674	1,331,004	2,105,860	703,293
Less: Current portion of notes payable - third parties		(7,046)		(261,267)	(318,711)
Notes Payable [Member]
Notes payable [RollForward]
Balance, beginning	$ 1,312,348	1,312,348	$ 983,071	983,071	397,285
Proceeds from convertible notes		874,014		$ 1,916,950	1,004,410
Proceeds from notes payable					223,488
Payable converted to notes		(6,212)		$ 40,739	7,171
Repayments of notes payable				(61,537)	(1,876)
Assumption of debt in acquisition		255,000
Assignment of debt from line of credit		115,000
Conversion of convertible notes to equity		(616,222)		(1,630,302)	(532,559)
Debt discount on new convertible notes and shares issued with debt		(1,186,250)		(1,791,863)	(626,904)
Amortization of debt discount		$ 420,674		1,855,290	512,056
Balance, end				1,312,348	983,071
Less: Convertible notes payable				(1,042,904)	(650,762)
Less: Current portion of notes payable - third parties				(261,267)	(318,711)
Non-current portion of notes payable - third parties				$ 8,177	$ 13,598